RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Due to Related Parties	$ 3,576	$ 5,395
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	2,967	4,659
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 609	$ 736